Future Minimum Rental Commitments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 43,122
2016	34,733
2017	24,096
2018	19,049
2019	14,000
Thereafter	54,824
Total	$ 189,824